Segmented Information	12 Months Ended
Dec. 31, 2025
Segmented Information [abstract]
SEGMENTED INFORMATION
22.	SEGMENTED INFORMATION

The Company operates one reportable segment, mineral production and exploration in the United States. The Chief Operating Decision Maker (“CODM”), identified as the Company’s Chief Operating Officer, reviews operating results on a consolidated basis to make decisions about resource allocation and assess performance.

All of the Company’s revenue is generated from a single customer that is located in the United States. The Company’s non-current assets located in the United States total $39,673 (2024 – $30,832) and those located in Canada total $215 (2024 – $125).